Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2024
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS ETF TRUST
CIK	dei_EntityCentralIndexKey	0001479026
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 26, 2024
Document Effective Date	dei_DocumentEffectiveDate	Dec. 29, 2024
Prospectus Date	rr_ProspectusDate	Dec. 29, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Goldman Sachs MarketBeta Emerging Markets Equity ETF | Goldman Sachs MarketBeta Emerging Markets Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSEE
Goldman Sachs MarketBeta Intl Equity ETF | Goldman Sachs MarketBeta Intl Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSIS
Goldman Sachs MarketBeta Russell 1000 Growth Equity ETF | Goldman Sachs MarketBeta Russell 1000 Growth Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GGUS
Goldman Sachs MarketBeta Russell 1000 Value Equity ETF | Goldman Sachs MarketBeta Russell 1000 Value Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GVUS
Goldman Sachs MarketBeta US Equity ETF | Goldman Sachs MarketBeta US Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSUS
Goldman Sachs MarketBeta Intl Small Cap Equity ETF | Goldman Sachs MarketBeta Intl Small Cap Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSIS